SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2021
Supplemental Disclosure With Respect To Cash Flows [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]

21.  SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	Years ended
	December 31,	December 31,
	2021	2020

Net changes in non-cash working capital:
Accounts receivable	$3,919	$(2,200)
Income tax receivable	(3,695)	4,326
Inventories	(11,103)	(2,003)
Prepaid expenses	(2,873)	969
Accounts payable and accrued liabilities	3,786	7,955
Income taxes payable	1,190	1,091
	$(8,776)	$10,138

Non-cash financing and investing activities:
Reclamation included in mineral property, plant and equipment	$(1,741)	$99
Fair value of exercised options allocated to share capital	$4,026	$3,425
Fair value of capital assets acquired under finance leases	$90	$28

Other cash disbursements:
Income taxes paid	$992	$1,643
Special mining duty paid	$1,331	$-